Common and preferred shares and other equity instruments - Summary of Outstanding Shares and Dividends Paid (Parenthetical) (Detail) - CAD ($) $ in Millions						12 Months Ended
	Sep. 29, 2025	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2025	Oct. 31, 2024
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares						$ 1,350	$ 975
Non cumulative Series 39 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares				$ 400
Non cumulative Series 41 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares			$ 300
Non cumulative Series 43 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares		$ 300
Non cumulative Series 49 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares					$ 325
Non cumulative Series 51 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares				$ 250
4.375% Limited Recourse Capital Notes Series One [member]
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares	$ 750